Other Debt Securities - Summary of Other Debt Securities (Parenthetical) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Aug. 28, 2019
Disclosure of other debt securities at fair value through profit or loss [line items]
Expected credit losses	$ 44,854	$ 88
Gross carrying amount of the modified financial assets			$ 9,524,860
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-03-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-03-2019
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-02-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-02-2019
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-15-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-15-2019
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-07-2020 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-07-2020
Local Government Securities [member] | Stages Exposure [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Financial assets transfers between stages		0
Local Government Securities [member] | Stage one exposure [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Gross carrying amount of the modified financial assets	$ 8,354,873
Local Government Securities [member] | Stage two exposure [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Gross carrying amount of the modified financial assets	$ 6,608,365
Local Government Securities [member] | Federal government bonds in US dollars at 8.75% - Maturity: 05-07-2024 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	8.75%
Debt securities at fair value through profit or loss, maturity date	05-07-2024
Local Government Securities [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	5.83%
Debt securities at fair value through profit or loss, maturity date	12-31-2033
Local Government Securities [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	5.83%
Debt securities at fair value through profit or loss, maturity date	12-31-2033
Local Government Securities [member] | International bonds of the Argentina Republic in US dollars at 7.125 - Maturity: 06-28-2117 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities Currency Exchange Rates	0.07125
Debt securities at fair value through profit or loss, maturity date	06-28-2117
Local Government Securities [member] | International bonds of the Argentina Republic in US dollars at 7.125 - Maturity: 06-28-2117 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	7.125%
Local Government Securities [member] | Federal government bonds in pesos - Fixed rate 26% - Maturity: 11-21-2020 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	26.00%
Debt securities at fair value through profit or loss, maturity date	11-21-2020
Local Government Securities [member] | National treasury bills coupon capitalized in pesos Maturity: 02-26-2020 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-26-2020
Local Government Securities [member] | National treasury bills capitalized in pesos—Maturity: 11-15-2019 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	11-15-2019
Local Government Securities [member] | National treasury bills capitalized in pesos—Maturity: 05-29-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	05-29-2020
Local Government Securities [member] | National treasury bills coupon capitalized in pesos—Maturity: 03-11-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-11-2020
Local Government Securities [member] | National treasury bills capitalized in pesos—Maturity: 10-31-2019 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	10-31-2019
Local Government Securities [member] | National treasury bills capitalized in pesos—Maturity:10-11-2019 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	10-11-2019
Local Government Securities [member] | National treasury bills capitalized in pesos—Maturity: 07-31-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-31-2020
Local Government Securities [member] | Federal government treasury bonds adjustment by CER—Maturity: 08-30-2019 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	08-30-2019
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-04-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-04-2019
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-08-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-08-2019
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity 01-02-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-02-2019
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-03-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-03-2019
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-07-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-07-2019
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-03-2020 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-03-2020
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-07-2020 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-07-2020
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-08-2020 [Member] | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-08-2020
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-06-2020 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-06-2020
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos—Maturity: 01-02-2020 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-02-2020
Private securities [member] | Stages Exposure [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Expected credit losses	$ 1,880
Financial assets transfers between stages	$ 0
Private securities [member] | Debt Securities in Financial Trusts Megabono Series 214 Class A—Maturity: 09-28-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	09-28-2020
Private securities [member] | Debt Securities in Financial Trusts Garbarino Series 153 Class A—Maturity: 06-10-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	06-10-2020
Private securities [member] | Corporate Bonds Banco Galicia S.A. Class 005 Series 001 -Maturity: 04-26-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-26-2020
Private securities [member] | Debt Securities in Financial Trusts Secubono Series 192 Class A—Maturity: 07-28-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-28-2020
Private securities [member] | Corporate Bonds YPF Class 017 -Maturity: 04-30-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-30-2020
Private securities [member] | Debt Securities in Financial Trusts Secubono Series 194 Class A—Maturity: 08-28-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	08-28-2020
Private securities [member] | Corporate Bonds Volkswagen Financial Services Class 004 -Maturity: 02-27-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-27-2020
Private securities [member] | Debt Securities in Financial Trusts Secubono Series 193 Class A—Maturity: 07-28-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-28-2020
Private securities [member] | Debt Securities in Financial Trusts Secubono Series 195 Class A—Maturity: 10-28-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	10-28-2020
Private securities [member] | Corporate Bonds Province of Buenos Aires Bank Class 012 -Maturity: 02-15-2020 [Member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-15-2020
Government Securities [member] | Stages Exposure [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Expected credit losses	$ 210
Financial assets transfers between stages	$ 0	$ 0